Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Changes in provisions
(1)	Changes in provisions for the years ended December 31, 2017 and 2016 are as follows:

(In millions of won)
	For the year ended December 31, 2017							As of December 31, 2017
	Beginning balance		Increase	Utilization	Reversal	Other	Ending balance	Current	Non-current
Provision for installment of handset subsidy(*1)	￦	24,710	2	(8,898)	(11,940)	—	3,874	3,874	—
Provision for restoration(*2)		64,679	12,066	(2,517)	(1,006)	45	73,267	40,598	32,669
Emission allowance(*3)		2,788	4,663	(518)	(2,283)	—	4,650	4,650	—
Other provisions		5,740	952	(3,757)	—	—	2,935	2,935	—

	￦	97,917	17,683	(15,690)	(15,229)	45	84,726	52,057	32,669

(In millions of won)
	For the year ended December 31, 2016							As of December 31, 2016
	Beginning balance		Increase	Utilization	Reversal	Other	Ending balance	Current	Non-current
Provision for installment of handset subsidy(*1)	￦	5,670	37,530	(18,490)	—	—	24,710	19,939	4,771
Provision for restoration(*2)		59,954	6,677	(1,082)	(913)	43	64,679	37,760	26,919
Emission allowance(*3)		1,477	1,480	(169)	—	—	2,788	2,788	—
Other provisions		3,104	3,237	(601)	—	—	5,740	5,740	—

	￦	70,205	48,924	(20,342)	(913)	43	97,917	66,227	31,690

(*1)	The Group recognizes a provision for handset subsidies given to the subscribers who purchase handsets on an installment basis. The amount recognized as a provision for handset subsidies is the Group’s best estimate of the expenditure required to settle the current obligations to the relevant subscribers at the end of the reporting period, which is calculated as of the present values of estimated handset subsidies to be granted over the relevant service periods, taking into account the customer retention rate for the relevant subscribers. The discount rate used in calculating the present values is based on AAA-rated corporate bonds with a two-year maturity. The customer retention rate is based on the Group’s historical retention rate.

(*2)	In the course of the Group’s activities, base station and other assets are installed on leased premises which are expected to have costs associated with restoring the premises to their original conditions where these assets are situated upon ceasing their use on those premises. The associated cash outflows, which are long-term in nature, are generally expected to occur at the dates of the termination of lease contracts to which the assets relate. These restoration costs are calculated on the basis of the identified costs for the current financial year, extrapolated into the future based on management’s best estimates of future trends in prices, inflation, and other factors, and are discounted to present value at a risk-adjusted rate specifically applicable to the liability. Forecasts of estimated future cash outflows are revised in light of future changes in business conditions or technological requirements. The Group records these restoration costs as property and equipment and subsequently expenses them using the straight-line method over the asset’s useful life, and records the accretion of the liability as a charge to finance costs.

(*3)	The Group recognizes estimated future payment for the number of emission certificates required to settle the Group’s obligation exceeding the actual number of certificates on hand as emission allowances according to the Act on Allocation and Trading of Greenhouse Gas Emission Permits.